Other Operating Costs - Summary Other Operating Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	€ 22,082	€ 11,830	€ 5,344
Legal and consulting fees [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	6,955	2,477	2,378
Insurance [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	4,855	803	97
Office and IT costs [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	4,236	3,282	790
Selling and travel costs [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	2,279	1,638	451
Other business supplies, equipment and services [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	1,835	1,396	382
Incidental rental costs and maintenance [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	814	696	382
Onerous contracts provision [member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	0	240	0
Other costs [Member]
Disclosure Of Other Operating Expense [Line Items]
Other operating income expense	€ 1,108	€ 1,298	€ 864